Share Capital and Reserves - Additional Information (Detail) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2018 EUR (€) Vote € / shares shares	Dec. 31, 2017 EUR (€) € / shares shares	Jan. 01, 2017 EUR (€)
Disclosure Of Share Capital Reserves And Other Equity Interest [abstract]
Shares authorized | shares	54,853,045	54,853,045
Shares issued | shares	54,853,045	54,853,045
Par value | € / shares	€ 1	€ 1
Share capital | €	€ 54,853	€ 54,853	€ 54,853
Number of vote per shares owned | Vote	1
Percentage of net income retained as legal reserve	5.00%
Maximum percentage of issued share capital to retain legal reserve	20.00%
Percentage of issued share capital excess of which is distributable as dividends	20.00%
Total legal reserves | €	€ 10,971	€ 10,971	€ 10,971